Investment Securities, Available-for-sale Securities, Transaction Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Proceeds from sales and calls of securities available for sale, gross realized gains and gross realized losses [Abstract]
Proceeds from sales	$ 0	$ 0	$ 44,829
Proceeds from calls/paydowns	78,230	124,624	201,100
Gross realized gains	0	0	668
Gross realized losses	0	0	0
Income tax expense recognized on net gains on sales and calls of securities available for sale			$ 267
Securities available for sale pledged to secure short-term borrowings and for other purposes	$ 205,500	$ 326,500